Goodwill and Other Intangible Assets (Details 4) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Net production revenue:
Production revenue	$ 679	$ 433
Repurchase Losses	(420)	(432)
Net production revenue	259	1
Operating revenue:
Loan servicing revenue	1,052	1,107
Other changes in MSR asset fair value	(563)	(605)
Total operating revenue	489	502
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	(751)	(96)
Derivative valuation adjustments and other	(486)	248
Total risk management	(1,237)	152
Total RFS net mortgage servicing revenue	(748)	654
All other	2	3
Mortgage fees and related income	(487)	658
Retail Financial Services [Member]
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	$ (751)	$ (96)